Critical accounting estimates and judgments - Narrative (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) cash_generating_unit	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) cash_generating_unit
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit		40		37
Total assets allocated to CGUs tested | $	$ 2,521,307		$ 2,277,372
Argentina
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit		12		11
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested | $	176,000	$ 176,438		$ 191,868
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit		2		2
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested | $	$ 652,000	$ 619,945		$ 624,891